Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

In millions	December 31,	2020	2019
Prepaid expenses		$148	$142
Assets held for sale (Note 5)		90	—
Income taxes receivable		85	219
Other		42	57
Total other current assets		$365	$418